UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022


13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500


Signature, Place and Date of Signing:


/s/Matthew Lindenbaum            New York, New York               5/9/02
-----------------------          ------------------              -----------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total: $732,392
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                              FORM 13F INFORMATION TABLE


ITEM 1                        ITEM  2   ITEM 3      ITEM 4       ITEM 5               ITEM 6            ITEM 7        ITEM 8
                                                                               INVESTMENT DISCRETION             VOTING AUTHORITY
                                                                                                                      (SHARES)
                                                                                  (b) SHARED   (c)     MANAGERS
                              TITLE OF          FAIR MKT VALUE  SHARES OR   (a)   AS DEFINED   SHARED- SEE
NAME OF ISSUER                CLASS   CUSIP           USD       PRIN AMT    SOLE  IN INSTR. V  OTHER   INSTR. V. SOLE  SHARED  NONE
cAmerican International
  Group, Inc. (AIG)           Common  026874107   1,002,746.00      13,900             X               1,2,3              X
Astoria Financial Corp.(ASFC) Common  046265104  22,562,670.20     776,684             X               1,2,3              X
Banc One Corp. (ONE)          Common  06423A103  24,463,526.96     585,532             X               1,2,3              X
Bank of New York (BK)         Common  064057102  27,458,767.38     653,469             X               1,2,3              X
Bay View Capital Corp. (BVC)  Common  07262L101     636,065.28      92,992             X               1,2,3              X
Bear Stearns (BSC)            Common  073902108  32,545,129.84     518,647             X               1,2,3              X
BJS Wholesale Club Inc (BJ)   Common  05548J106   1,062,563.70      23,771             X               1,2,3              X
Capital One Financial Corp.
  (COF)                       Common  14040H105   1,899,729.05      29,753             X               1,2,3              X
Carnival Corp. (CCL)          Common  143658102   1,591,850.75      48,755             X               1,2,3              X
CDI Corp (CDI)                Common  125071100     519,748.65      22,647             X               1,2,3              X
Citigroup Inc. (C)            Common  172967101  34,351,611.31     693,692             X               1,2,3              X
City National Corp.(CYN)      Common  178566105  11,373,282.41     216,181             X               1,2,3              X
Coachmen Inds Inc. (COA)      Common  189873102   1,791,940.50     109,935             X               1,2,3              X
Comerica, Inc. (CMA)          Common  200340107  26,332,972.39     420,856             X               1,2,3              X
Community State Bank (TNEK)   Common  204136105     614,619.30      53,796             X               1,2,3              X
Countrywide Credit (CCR)      Common  222372104  23,643,796.75     528,353             X               1,2,3              X
Crossman Communities Inc
  (CROS)                      Common  22764E109   7,052,397.29     155,923             X               1,2,3              X
Duane Reade Inc. (DRD)        Common  263578106   1,607,899.62      47,319             X               1,2,3              X
E*Trade Group, Inc. (ET)      Common  269246104     485,601.00      51,550             X               1,2,3              X
Edwards A G Inc. (AGE)        Common  281760108  18,071,162.10     410,895             X               1,2,3              X
Fastenal Co (FAST)            Common  311900104   1,593,319.28      21,154             X               1,2,3              X
Federated Investors Inc.
  (FII)                       Common  314211103  12,992,633.45     401,627             X               1,2,3              X
Fidelity National Financial
  Inc. (FNF)                  Common  316326107  17,457,628.25     662,027             X               1,2,3              X
Fifth Third Bancorp (FITB)    Common  316773100   6,316,600.36      93,607             X               1,2,3              X
Financial Federal Corp. (FIF) Common  317492106   8,980,917.25     273,725             X               1,2,3              X
First American Corp. (FAF)    Common  318522307   2,010,981.28      94,501             X               1,2,3              X
Fleetboston Financial Corp.
  (FBF)                       Common  339030108  34,110,636.00     974,590             X               1,2,3              X
Freddie Mac (FRE)             Common  313400301  14,869,770.50     234,650             X               1,2,3              X
G&K Services Inc. (GKSRA)     Common  361268105     511,505.28      13,728             X               1,2,3              X
Golden State Bancorp (GSB)    Common  381197102  12,436,428.44     418,876             X               1,2,3              X
Golden West Financial (GDW)   Common  381317106   2,614,739.50      41,177             X               1,2,3              X
Greenpoint Financial Corp.
  (GPT)                       Common  395384100   3,431,761.00      78,530             X               1,2,3              X
Household International (HI)  Common  441815107     687,791.20      12,109             X               1,2,3              X
IDEX Corp (IEX)               Common  45167B104   1,039,293.00      28,089             X               1,2,3              X
Interpublic Group Cos Inc.
  (IPG)                       Common  460690100   1,642,629.04      47,918             X               1,2,3              X
JLG Industries Inc. (JLG)     Common  466210101   1,952,504.80     131,926             X               1,2,3              X
JP Morgan Chase & Co. (JPM)   Common  46625H100     727,260.00      20,400             X               1,2,3              X
Knight Trading Group Inc.
  (NITE)                      Common  499063105     335,937.00      47,050             X               1,2,3              X
Lehman Brothers Holdings,
  Inc. (LEH)                  Common  524908100   9,725,992.96     150,464             X               1,2,3              X
Lennar Corp. (LEN)            Common  526057104  22,939,625.92     434,792             X               1,2,3              X
LNR Property Corp. (LNR)      Common  501940100   7,200,958.17     205,331             X               1,2,3              X
Masco Corp. (MAS)             Common  574599106   1,153,750.95      42,031             X               1,2,3              X
MBIA Incorporated (MBI)       Common  55262C100   3,621,899.94      66,226             X               1,2,3              X
MBNA Corp. (KRB)              Common  55262L100  25,648,625.73     664,989             X               1,2,3              X
McDonalds Corporation (MCD)   Common  580135101     644,049.75      23,209             X               1,2,3              X
Mellon Bank (MEL)             Common  58551A108     517,646.26      13,414             X               1,2,3              X
Meritage Corp (MTH)           Common  59001A102   2,214,774.00      34,660             X               1,2,3              X
Merrill Lynch Co. (MER)       Common  590188108  21,062,232.36     380,322             X               1,2,3              X
Metlife Inc (MET)             Common  59156R108   1,950,763.50      61,929             X               1,2,3              X
Metris Companies, Inc. (MXT)  Common  591598107   1,497,000.00      74,850             X               1,2,3              X
Moody's Corp. (MCO)           Common  615369105  18,679,867.80     454,498             X               1,2,3              X
National City Corp. (NCC)     Common  635405103     360,753.28      11,728             X               1,2,3              X
National R V Hldgs Inc. (NVH) Common  637277104   1,048,231.60      85,780             X               1,2,3              X
Nationwide Financial Services
   (NFS)                      Common  638612101  13,610,400.00     318,000             X               1,2,3              X
NCI Building Systems Inc.
  (NCS)                       Common  628852105   2,078,617.50      92,383             X               1,2,3              X
Neiman Marcus Grp Inc (NMGA)  Common  640204202   2,442,194.95      70,891             X               1,2,3              X
Pacific Capital Bancorp
  (SABB)                      Common  69404P101   1,711,747.22      55,486             X               1,2,3              X
Principal Finl Group Inc.
  (PFG)                       Common  74251V102  12,897,838.80     509,796             X               1,2,3              X
Pro Business Services Inc.
  (PRBZ)                      Common  742674104     237,809.25      11,025             X               1,2,3              X
Protective Life Corp (PL)     Common  743674103   8,878,099.66     284,737             X               1,2,3              X
Providian Financial Corp.
  (PVN)                       Common  74406A102     278,300.55      36,861             X               1,2,3              X
Prudential Financial Inc.
  (PRU)                       Common  744320102   7,392,787.65     238,093             X               1,2,3              X
Pulte Homes Inc. (PHM)        Common  745867101  23,497,125.30     491,058             X               1,2,3              X
Raymond James Financial,
  Inc. (RJF)                  Common  754730109   8,931,702.36     260,932             X               1,2,3              X
Safeway Inc. (SWY)            Common  786514208   1,276,542.10      28,355             X               1,2,3              X
Sovereign Bancorp(SOV)        Common  845905108  21,835,512.45   1,554,129             X               1,2,3              X
Standard Pacific Corp (SPF)   Common  85375C101   2,440,007.30      86,833             X               1,2,3              X
State Street Corp. (STT)      Common  857477103     703,326.00      12,700             X               1,2,3              X
TCF Financial Corp. (TCB)     Common  872275102   1,471,186.04      27,964             X               1,2,3              X
Toll Brothers Inc. (TOL)      Common  889478103  40,039,370.45     803,197             X               1,2,3              X
Tyco International Ltd (TYC)  Common  902124106   1,451,168.00      44,900             X               1,2,3              X
UnionBancal Corp. (UB)        Common  908906100   9,937,074.80     225,740             X               1,2,3              X
United Parcel Service (UPS)   Common  911312106   1,500,908.80      24,686             X               1,2,3              X
US Bancorp (USB)              Common  902973304  27,079,820.99   1,199,815             X               1,2,3              X
US Freightways Corp (USFC)    Common  916906100   1,396,265.12      39,398             X               1,2,3              X
Wachovia Corp. (WB)           Common  929903102   2,453,286.96      66,162             X               1,2,3              X
Washington Mutual (WM)        Common  939322103  19,644,589.05     592,955             X               1,2,3              X
Wells Fargo & Co. (WFC)       Common  949746101  34,276,782.80     693,862             X               1,2,3              X
Westamerica Banc (WABC)       Common  957090103   2,584,280.25      60,451             X               1,2,3              X

Total                                            $ 732,392,319  19,727,821


00705.0001 #323136